Income Tax Expenses (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Expenses
Summary of income tax expenses

	Year Ended December 31,
	2014	2015	2016	2016
	(RMB)	(RMB)	(RMB)	($)
Current	26,403,549	44,706,746	19,481,789	2,808,388
Deferred	—	(1,755,197)	1,755,197	253,020

Income tax expenses	26,403,549	42,951,549	21,236,986	3,061,408

Schedule of principal components of the deferred income tax assets

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Non-current deferred tax assets:
Impairment of property, plant and equipment	1,755,197	—	—

Valuation allowances	—	—	—

Net non-current deferred income tax assets	1,755,197	—	—

Schedule of reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before income tax expenses
	Year Ended December 31,
	2014	2015	2016
Statutory rate	25.00%	25.00%	25.00%
Expenses not deductible	—%	—%	—%

Effective tax rate	25.00%	25.00%	25.00%